FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, Fair Value Measurement, provides a three-level fair value hierarchy that prioritizes inputs to valuation techniques used to measure and report financial assets and financial liabilities at fair value. The FASB ASC 820 hierarchy is based on the observability and objectivity of pricing inputs, as follows:
•Level 1 – Quoted prices for identical assets or liabilities in active markets accessible by the Plan.
•Level 2 – Significant directly observable data (other than Level 1 quoted prices) or significant indirectly observable data through corroboration with observable market data. Inputs would normally be (i) quoted prices for similar assets or liabilities in active markets, (ii) quoted prices for identical or similar assets or liabilities in inactive markets, (iii) inputs other than quoted prices that are observable for the asset or liability, or (iv) information derived from or corroborated by observable market data.
•Level 3 – Significant unobservable inputs; therefore, requiring an entity to develop its own assumptions.
Financial assets and financial liabilities are classified within the hierarchy based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used should maximize the use of observable inputs and minimize the use of unobservable inputs.
Following is a description of the valuation methodologies used for the underlying assets of the Plan measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.
Mutual funds – Mutual funds represent investments with investment managers. The mutual funds are valued at the daily closing net asset value (“NAV”) as reported by the fund. Mutual funds held by the Plan are registered with the Securities and Exchange Commission. These funds are required to publish their daily NAV and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
Collective investment trusts – These funds are valued at the NAV per share of each respective fund. The NAV, as provided by Fidelity, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund that are traded in an active market, less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. These collective investment trusts are direct filing entities. As such, significant investment strategies have not been disclosed for these investments.
Self-directed brokerage accounts – These accounts may include mutual funds, common stock and exchange-traded funds, all of which are valued at the closing price reported in the active market in which the securities are traded.
VF Corporation Common Stock fund – This fund is a unitized fund which invests in VF Corporation Common Stock and a money market fund. The Plan owns units in the underlying investments of the fund. The VF Corporation Common Stock is valued at the closing price reported in the active market in which the security is traded. The money market fund is valued based on quoted market prices.
The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following table sets forth the underlying investments in the Plan as of December 31, 2025:

	Total Investments	Fair Value Measurements
		Level 1	Level 2	Level 3
Investments at fair value
Mutual funds	$1,384,170	$1,384,170	$—	$—
Self-directed brokerage accounts	24,346,250	24,346,250	—	—
VF Corporation Common Stock fund	10,457,080	10,457,080	—	—
Total plan investments in the fair value hierarchy	$36,187,500	$36,187,500	$—	$—
Fair value measured at net asset value
Collective investment trusts (a)	1,097,994,077
Total plan investments measured at fair value	$1,134,181,577
The following table sets forth the underlying investments in the Plan as of December 31, 2024:

	Total Investments	Fair Value Measurements
		Level 1	Level 2	Level 3
Investments at fair value
Mutual funds	$1,200,325	$1,200,325	$—	$—
Self-directed brokerage accounts	24,025,807	24,025,807	—	—
VF Corporation Common Stock fund	14,285,509	14,285,509	—	—
Total plan investments in the fair value hierarchy	$39,511,641	$39,511,641	$—	$—
Fair value measured at net asset value
Collective investment trusts (a)	1,008,855,522
Total plan investments measured at fair value	$1,048,367,163
(a)Participant transactions (purchases and sales) may occur daily. Redemptions for collective investment trusts are permitted with no other restrictions or notice periods and there are no unfunded commitments.
At December 31, 2025, the Plan held 576,588 shares of VF Corporation Common Stock, with a fair value of $10,424,711 and a cost basis of $14,486,035, comprising 1% of total net assets available for benefits. At December 31, 2024, the Plan held 663,518 shares of VF Corporation Common Stock, with a fair value of $14,239,096 and a cost basis of $17,338,514, comprising 1% of total net assets available for benefits. In addition, the VF Corporation Common Stock fund included $32,369 and $46,413 of investments in a money market fund as of December 31, 2025 and 2024, respectively.